Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	Preferred Shares [Member]	Common Shares [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2012			$ 95,058	$ (95,058)
Balance, shares at Dec. 31, 2012
Common stock issued at incorporation		9,200	(200)		9,000
Common stock issued at incorporation, shares		9,200,000
Contributed services			414,000		414,000
Expenses paid and assets contributed by shareholders			52,480		52,480
Shares issued for services @ $.10/share
Net loss				(466,636)	(466,636)
Balance at Dec. 31, 2013		9,200	561,338	(561,694)	8,844
Balance, shares at Dec. 31, 2013		9,200,000
Imputed Interest			2,708		2,708
Contributed services			390,000		390,000
Recapitalization at merger		6,000	(22,509)		(16,509)
Recapitalization at merger, shares		6,000,000
Shares issued for services @ $.10/share		1,221	120,879		(122,100)
Shares issued for services @ $.10/share, shares		1,221,000
Convertible debt discount			34,904		34,904
Net loss				(1,339,585)	(1,339,585)
Balance at Dec. 31, 2014		$ 16,421	$ 1,087,320	$ (1,901,279)	$ (797,538)
Balance, shares at Dec. 31, 2014		16,421,000